RISK MANAGEMENT (Details 12) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Differential of swaps payable	R$ 3,101,273	R$ 3,939,676
Non-deliverable forwards	3,987,714	3,201,282
Purchased	1,109,371	3,039,260
Sold	2,878,343	162,022
Premiums of options	2,236,620	841,199
Other	1,413,851	1,357,646
Total of derivative liabilities	10,739,458	9,339,803
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Differential of swaps payable	444,067
Non-deliverable forwards	3,241,700
Purchased	376,783
Sold	2,864,917
Premiums of options	1,107,497
Other	713,571
Total of derivative liabilities	5,506,835	3,512,671
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Differential of swaps payable	317,578
Non-deliverable forwards	251,181
Purchased	247,822
Sold	3,359
Premiums of options	46,251
Other	247,597
Total of derivative liabilities	862,607	884,329
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Differential of swaps payable	421,464
Non-deliverable forwards	310,992
Purchased	308,233
Sold	2,759
Premiums of options	718,085
Other	294,548
Total of derivative liabilities	1,745,089	1,352,818
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Differential of swaps payable	760,188
Non-deliverable forwards	182,367
Purchased	175,059
Sold	7,308
Premiums of options	334,731
Other	157,324
Total of derivative liabilities	1,434,610	3,396,269
Later than five years [member]
IfrsStatementLineItems [Line Items]
Differential of swaps payable	1,157,976
Non-deliverable forwards	1,474
Purchased	1,474
Premiums of options	30,056
Other	811
Total of derivative liabilities	R$ 1,190,317	R$ 193,716